Note 3 - Marketable Debt Securities	12 Months Ended
Dec. 31, 2013
Notes
Note 3 - Marketable Debt Securities

3.        MARKETABLE DEBT SECURITIES

           Debt securities available for sale are carried at estimated fair market value.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2013

Obligations of states and political subdivisions	$109,412,622	$1,241,209	$(5,025,281)	$105,628,550
Corporate securities	130,316	302,718	--	433,034
	$109,542,938	$1,543,927	$(5,025,281)	$106,061,584

December 31, 2012

Obligations of states and political subdivisions	$88,092,434	$2,808,800	$(145,814)	$90,755,420
Corporate securities	130,316	167,957	--	298,273
	$88,822,750	$2,976,757	$(145,814)	$91,053,693

           Debt securities designated as "Held to Maturity" are carried at amortized cost based on Management's intent and ability to hold such securities to maturity.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2013

Obligations of states and political subdivisions	$29,777,456	$562,993	$ (170,575)	$30,169,874
December 31, 2012

Obligations of states and political subdivisions	$33,237,199	$1,212,823	$ (43,744)	$34,406,278

             The amortized cost and estimated fair values of marketable debt securities at December 31, 2013, by contractual maturity, are shown below:

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$9,421,326	$9,807,220	$1,215,434	$1,219,655
Due after one year through five years	23,107,212	23,976,710	10,828,014	11,090,840
Due after five years through ten years	16,623,485	16,501,444	17,734,008	17,859,379
Due after ten years	60,390,915	55,776,210	--	--
	$109,542,938	$106,061,584	$29,777,456	$30,169,874

           The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2013:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$51,088,253	$3,354,098	$9,763,723	$1,671,183	$60,851,976	$5,025,281

Held to Maturity:
Obligations of states and political subdivisions	2,229,451	38,968	3,168,698	131,607	5,398,149	170,575

Overall Total	$53,317,704	$3,393,066	$12,932,421	$1,802,790	$66,250,125	$5,195,856

           The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2012:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$9,789,632	$145,814	$-	$-	$9,789,632	$145,814

Held to Maturity:
Obligations of states and political subdivisions	3,321,640	43,744	-	-	3,321,640	43,744

Overall Total	$13,111,272	$189,558	$-	$-	$13,111,272	$189,558

           The previous two tables represent 112 investments and 19 investments held by the Company at December 31, 2013 and 2012, respectively, the majority of which were rated “A+” or higher.  The unrealized losses on the Company’s investments were the result of interest rate increases over the previous years.  Based on the credit ratings of these investments, along with the consideration of whether the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis, the Company does not consider the impairment of these investments to be other-than-temporary at December 31, 2013 and 2012.

           Proceeds from sales of securities during 2013 were $7,029,938.  Gross gains of $234,819 were realized on these sales.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2013 were $15,855,000.  Gross gains of $10 were realized from these redemptions.

           Proceeds from sales of securities during 2012 were $265,977.  Gross gains of $1,296 were realized on these sales.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2012 were $11,399,450.  Gross gains of $7,869 were realized from these redemptions.

           Proceeds from sales of securities during 2011 were $3,085,237.  Gross gains of $24,157 and gross losses of $12,345 were realized on these sales.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2011 were $13,795,000.  Gross gains of $1,231 were realized from these redemptions.